Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,762
End of period	7,626
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	60
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
End of period	2,686
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
End of period	4,574
Computer
Reconciliation of changes in property, plant and equipment [abstract]
End of period	29
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
End of period	277
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	33,780
Additions	103
Acquisition of joint venture interest	68
Transfers from construction in progress	0
Disposals	(200)
Effect of exchange rate changes	16
End of period	33,767
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	91
Additions	1
Acquisition of joint venture interest	0
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
End of period	92
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,769
Additions	1
Acquisition of joint venture interest	5
Transfers from construction in progress	6
Disposals	0
Effect of exchange rate changes	2
End of period	7,783
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	25,248
Additions	6
Acquisition of joint venture interest	60
Transfers from construction in progress	13
Disposals	(200)
Effect of exchange rate changes	14
End of period	25,141
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	458
Additions	0
Acquisition of joint venture interest	0
Transfers from construction in progress	2
Disposals	0
Effect of exchange rate changes	0
End of period	460
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	214
Additions	95
Acquisition of joint venture interest	3
Transfers from construction in progress	(21)
Disposals	0
Effect of exchange rate changes	0
End of period	291
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(26,018)
Additions	(310)
Transfers from construction in progress	0
Disposals	199
Effect of exchange rate changes	(12)
End of period	(26,141)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(31)
Additions	(1)
Transfers from construction in progress	0
Disposals	0
Effect of exchange rate changes	0
End of period	(32)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(5,038)
Additions	(60)
Transfers from construction in progress	(2)
Disposals	0
Effect of exchange rate changes	(1)
End of period	(5,097)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(20,510)
Additions	(245)
Transfers from construction in progress	0
Disposals	199
Effect of exchange rate changes	(11)
End of period	(20,567)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(427)
Additions	(4)
Transfers from construction in progress
Disposals	0
Effect of exchange rate changes	0
End of period	(431)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(12)
Additions	0
Transfers from construction in progress	2
Disposals	0
Effect of exchange rate changes	0
End of period	$ (14)